Premises And Equipment - Major Categories of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 152,133	$ 151,161
Less accumulated depreciation	(98,382)	(97,420)
Premises and Equipment, Net	53,751	53,741
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	17,354	18,151
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	69,091	69,690
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	61,679	59,037
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 4,009	$ 4,283